Commitments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Regulatory Assets (Liabilities)

Regulatory assets (liabilities)

	December 31, 2017	December 31, 2016
Cost of gas to be recovered/(transferred)	(174,090)	(394,552)
Credits of taxes to be recovered/(transferred)	(48,549)	(24,061)
Adjustment to present value of taxes	1,742	1,592
Other	—	3,010

	(220,897)	(414,011)

Opening balance	(414,011)	116,947
Closing balance	(220,897)	(414,011)

Expense not recognized in the statement of income before income tax and social contribution	193,114	(530,958)

Regulatory assets (liabilities)	243,722	(480,044)
Regulatory assets (liabilities) tax	(12,222)	(12,874)

	231,500	(492,918)
Adjustment	(26,270)	(32,163)
Adjustment to present value (AVP) with tax credits	151	1,400
Extemporaneous credits	(12,267)	(7,277)

	193,114	(530,958)

Summary of Future Minimum Lease Payments Under the Operating Leases

The total future minimum lease payments under the operating leases are:

	December 31, 2017	December 31, 2016
Gross lease obligations—minimum lease payments
More than one year	3,035	2,798
More than one year and less than five years	8,010	907
More than five years	5,013	—

	16,058	3,705